UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1548

Armstrong Associates, Inc.

(Exact name of registrant as specified in charter)

Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

(Address of principal executive offices)

C. K. Lawson
Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

(Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

ITEM 1.	SHAREHOLDERS REPORT.

Management Report to Shareholders

The first half of the current fiscal year of Armstrong Associates ended December 31, 2012. At that time the Fund had total net assets of $13,660,855 and a per share price of $10.84. Not reflected in the year end price is a $0.15 per share dividend from dividend income. In addition, Armstrong paid a $0.33 dividend from net realized long-term capital gains which resulted in a combined total dividend payout of $0.48 per share.

Reflecting a hedged investment position during the run up to and following the Presidential election, cash reserves in Armstrong’s portfolio ranged from 13.3% at the start of the report period to 9.0% on December 31st. The overall investment return for Armstrong for the 6 month report period was +3.14% which compares to the total return for the Dow Jones Industrial Average of +3.19%.

As an investment perspective on the 6 month period covered by this report, common stocks received support from early signs of a stabilizing domestic economy and a lack of meaningful investment returns on cash equivalent and bond investments. At the same time, investors were concerned about uncertainties related to a contentious upcoming Presidential election and, following the election, an uncertain outlook for tax rates, a looming fiscal cliff and the prospects for a weakening economy.

Now that the election has been decided, the “cliff” seems to have been avoided, some compromise appears to have been found on tax rates, at least temporarily, and there are indications that domestic economic activity is becoming increasingly positive. Given the low level of investment returns and related price risks in the fixed-income sector and virtually nonexistent returns on cash equivalents, well-positioned common stocks should offer attractive investment opportunities in a recovering economy.

Please call if you have any questions concerning your investment in Armstrong.

Sincerely,
C. K. Lawson
January 19, 2013

The Basis for the Selection of Portfolios, Inc. as Adviser for the Fund

The approval of Armstrong’s (the “Fund”) investment advisory agreement with Portfolios, Inc., (“Portfolios”) is made annually by the Independent Directors of its Board of Directors (the “Directors”).  Important determinations and conclusions made by the Directors in connection with this responsibility include the following:

First, the Directors concluded that Portfolios has adhered to the investment specifications included in the Fund’s prospectus and has provided satisfactory long term investment results for the Fund’s shareholders within a variety of investment environments over the years. In addition, on review of the investment management fee paid by the Fund to Portfolios and the related expense ratio of the Fund, the Directors concluded that in comparison to stand-alone funds of comparable size the comparison is satisfactory.  The Directors further believe that the administrative and transfer agent services that Portfolios provides Armstrong have been done efficiently and were provided at a reasonable cost when compared to alternatives that had been considered.

On review of the profitability of the Fund’s investment advisory agreement to Portfolios, Inc., the Directors took into consideration the investment management services provided by the advisor, the staffing required for the advisor to provide these services, the administrative and transfer agent services provided, including staffing and equipment expenses, and the substantial additional services not required under any of the agreements that are provided to Armstrong by Portfolios which have resulted in significant cost savings for the Fund.  The Directors concluded that the investment advisory agreement and related agreements with Portfolios did not result in excessive profits and were reasonable.

Regarding the potential of “economies of scale” that could result from future growth in total assets of the Fund, the Directors’ concluded that the annual investment advisory agreement renewal process allows the Board the continuing opportunity to address the appropriateness of Portfolios’ management fees and instigate changes if and when necessary.

The Directors believe that the management of the Fund by Portfolios, which has been directly involved with the management and administration of Armstrong for approximately 44 years, provides the advantage of an unusual level of continuity for the Fund’s shareholders.  Further, Portfolios’ responsibility for both the Fund’s administrative and transfer agent functions had resulted in a coordinated focus on internal controls that is beneficial to the operation of the Fund.

Having considered the various responsibilities associated with the operation of the Fund and seeing no changes necessary, the Directors agreed that it was in the best interest of the Fund and its shareholders to renew the Investment Advisory, Administrative and Transfer Agent Agreements with Portfolios, Inc.

About Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to enable you to compare these costs with the ongoing costs of investing in other mutual funds.

Example
The Example is based on an investment of $1,000 invested at the beginning of the Fund’s fiscal year on June 30, 2012 and held through December 31, 2012, the six months covered by this semiannual report.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expenses ratio and an assumed rate of return of 5% per year before expense, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such as bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do nor reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates share transactions). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 30, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,031.41	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,018.11	$6.89

*	Expenses are equal to Armstrong Associates annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365 days.

Statement of Operations — 6 Months Ended December 31, 2012

Investment income
Income:
Dividends		$219,545
Interest		—
Total income		219,545
Operating expenses
Investment advisory fees	$55,795
Administrative fees	8,000
Custodian fees	3,202
Transfer agent fees	5,148
Legal fees	3,750
Accounting fees	5,645
Registration fees, licenses and other	3,790
Directors’ fees and expenses	4,513
Reports and notices to shareholders	3,850
Insurance expense	747	94,440
Net investment income		125,105
Realized and unrealized gains and losses on investments
Realized gains/losses
Proceeds from sales		482,996
Cost of securities sold		268,908
Net realized gains/losses		174,088
Unrealized appreciation
Beginning of year		5,892,344
End of year		6,040,667
Increase in unrealized appreciation		148,323
Net realized and unrealized gain on investments		322,411
Increase in net assets from operations		$447,516

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets — 6 Months Ended December 31, 2012

Operations:
Net investment income	$125,105
Net realized gain on investments	174,088
Increase in unrealized appreciation of investments	148,323
Net increase in net assets resulting from operations	447,516

Distributions to shareholders
Distributions paid	583,641
Decrease in net assets resulting from distribution to shareholders	583,641

Capital share transactions
Net proceeds from sale of capital stock	1,182,853
Net asset value of shares issued as reinvestment of dividends	575,621

Less cost of shares repurchased	2,073,433
Net decrease in net assets resulting from
capital share transactions	(314,959)

Total increase/decrease in net assets	(451,084)

Net assets:
Beginning of period	14,111,939
End of period	$13,660,855

Condensed Financial Information

Selected per Share Data and Ratios	Six months ended 12/31/12
		2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996

Net asset value, Beginning of year	$10.98	$11.25	$9.27	$8.69	$11.85	$13.34	$12.46	$12.13	$12.20	$10.85	$10.43	$12.56	$15.70	$13.53	$12.14	$11.61	$10.45	$9.70
Income (loss) from investment operations
Net investment income (loss)	.09	(.04)	.05	.02	.04	.06	.04	.02	.02	—	(.01)	(.05)	.05	.01	(.01)	.03	.06	.05
Net realized and unrealized gains (losses) on investments	.25	(.16)	1.97	.58	(2.72)	(.62)	1.27	.67	.54	1.43	.44	(1.92)	(2.00)	2.64	1.89	1.38	1.64	1.10
Total from investment operations	.34	(.20)	2.02	.60	(2.68)	(.56)	1.31	.69	.56	1.43	.43	(1.97)	(1.95)	2.65	1.88	1.41	1.70	1.15
Less distributions
Dividends from net investment income	.15	.07	.04	.02	.05	.07	.02	.03	—	—	.01	.05	—	—	.04	.05	.07	.02
Distributions from net realized gains	.33	—	—	—	.43	.86	.41	.33	.63	.08	—	.11	1.19	.48	.45	.83	.47	.38
Net asset value, end of year	$10.84	$10.98	$11.25	$9.27	$8.69	$11.85	$13.34	$12.46	$12.13	$12.20	$10.85	$10.43	$12.56	$15.70	$13.53	$12.14	$11.61	$10.45

Total return	3.14%	(1.75)%	21.82	6.89	-22.39	-4.55	10.44	5.69	4.64	13.22	4.13	(15.85)	(12.99)	20.38	16.26	13.31	17.19	12.09
Ratios/supplemental data
Net assets, end of period (000’s)	13,660	14,112	14,837	12,205	12,271	16,777	18,406	17,506	17,043	16,227	14,148	13,875	17,565	20,126	17,214	15,213	14,300	13,100
Ratio of expenses to average net assets	1.35	1.28	1.30	1.32	1.30	1.17	1.2	1.2	1.3	1.2	1.3	1.2	1.2	1.2	1.2	1.3	1.4	1.4
Ratio of net investment income to average net assets	.9	.7	.5	.3	.4	.5	.3	.2	.2	—	—	—	.4	.1	(.1)	.2	.5	.5
Portfolio turnover rate	2%	7	10	4	5	2	4	11	7	5	4	7	9	6	3	20	7	19

(a)
For a share outstanding throughout the year.  Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution.

(b)	For the six month period ending December 31, 2012, the total return for the period was 3.14%. This return is not annualized.

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets — December 31, 2012

Assets:
Investment in securities at market value (identified cost, $6,393,301)	$12,433,968
Cash	1,038,961
Receivable for sale of securities	110,286
Dividends receivable	25,130
Interest receivable	—
Receivable for fund shares purchased	38,700
Prepaid expenses and other assets	556
$13,647,601

Liabilities:
Payable to Portfolios, Inc.	11,110
Accrued expenses and other liabilities	(24,364)
Payable fund shares redeemed	—
Payable for purchase of securities	—
(13,254)
Total net assets equivalent to $10.84 per share with 1,260,532 shares outstanding	$13,660,855

Selected per Share Data and Ratios	Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)
	1995	1994	1993	1992	1991	1990	1989	1988	1987	1986	1985

Net asset value, Beginning of year	$8.19	$8.26	$7.08	$6.87	$7.38	$7.74	$7.17	$9.66	$8.72	$7.65	$7.29
Income (loss) from investment operations
Net investment income (loss)	.02	-—	.02	.06	.16	.23	.24	.09	.10	.14	.24
Net realized and unrealized gains (losses) on investments	2.12	.10	1.19	.33	(.27)	.19	.67	(.53)	1.51	1.17	1.02
Total from investment operations	2.14	.10	1.21	.39	(.11)	.42	.91	(.44)	1.61	1.31	1.26
Less distributions
Dividends from net investment income	.04	-—	.02	.15	.23	.24	.11	.14	.16	.24	.14
Distributions from net realized gains	.59	.17	.01	.03	.17	.54	.23	1.91	.51	-—	.76
Net asset value, end of year	$9.70	$8.19	$8.26	$7.08	$6.87	$7.38	$7.74	$7.17	$9.66	$8.72	$7.65

Total return	27.32	1.13	17.12	5.79	(.92)	5.93	13.23	(6.27)	20.00	17.80	19.10
Ratios/supplemental data
Net assets, end of period (000’s)	11,961	9,255	9,680	9,366	9,228	9,770	9,887	10,435	12,294	11,714	10,957
Ratio of expenses to average net assets	1.8	1.8	1.8	1.9	1.9	1.8	1.9	2.0	1.7	1.6	1.7
Ratio of net investment income to average net assets	.2	-—	.2	.8	2.3	2.9	3.0	1.3	1.0	1.6	3.1
Portfolio turnover rate	12	21	17	36	24	44	46	20	51	54	53

Selected per Share Data and Ratios	Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)
	1984	1983	1982	1981	1980	1979	1978	1977	1976	1975

Net asset value, Beginning of year	$10.22	$7.10	$9.37	$7.74	$7.06	$6.50	$5.68	$5.30	$3.81	$2.74
Income (loss) from investment operations
Net investment income (loss)	.16	.21	.41	.24	.23	.16	.08	.04	.03	.07
Net realized and unrealized gains (losses) on investments	(2.51)	3.72	(1.28)	2.62	1.40	.84	.78	.38	1.53	1.04
Total from investment operations	(2.35)	3.93	(.87)	2.86	1.63	1.00	.86	.42	1.56	1.11
Less distributions
Dividends from net investment income	.20	.43	.19	.23	.13	.11	.04	.04	.07	.04
Distributions from net realized gains	.38	.38	1.21	1.00	.82	.33	-—	-—	-—	-—
Net asset value, end of year	$7.29	$10.22	$7.10	$9.37	$7.74	$7.06	$6.50	$5.68	$5.30	$3.81

Total return	(24.01)	61.27	(9.87)	38.04	24.08	15.17	15.31	8.05	42.06	41.46%
Ratios/supplemental data
Net assets, end of period (000’s)	9,788	12,869	7,669	8,277	5,777	4,538	3,886	3,649	3,785	$2,892
Ratio of expenses to average net assets	1.6	1.6	1.7	1.5	1.6	1.5	1.5	1.5	1.5	1.5
Ratio of net investment income to average net assets	1.9	2.4	5.6	2.7	3.2	2.3	1.6	1.9	.8	2.7
Portfolio turnover rate	96	59	34	60	131	97	151	113	113	210%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments in Securities — December 31, 2012

	Shares or principal amount	Cost	Market value
COMMON STOCK (88.2%)
Industry and issue
Aerospace and Diversified Industrial Goods (14.0%)
The Boeing Company	5,000	$293,580	$376,800
Caterpillar, Inc.	4,000	267,040	358,434
General Electric Company	15,000	147,489	314,850
SPX Corporation	3,000	167,286	210,450
United Technologies Corporation	8,000	254,750	656,080
		1,130,145	1,916,614
Beverages and Food Products (8.6%)
Kraft Foods Company	3,500	134,716	159,145
Mondelez International	6,500	134,964	165,446
Pepsico, Inc.	12,500	73,001	855,375
		342,681	1,179,966
Business Services and Products (6.6%)
Avery Dennison Corporation	10,000	140,800	349,200
Iron Mountain, Inc.	17,696	329,042	549,463
		469,842	898,663
Consumer Staples (7.2%)
Kimberly Clark Corporation	6,000	227,121	506,580
Procter & Gamble Company	7,051	166,631	478,692
		393,752	985,272
Energy Related (7.4%)
Cameron International	4,000	208,400	225,840
Chevron Corporation	3,000	211,633	324,420
Halliburton Company	11,000	238,361	381,590
Weatherford International, Inc.	6,500	92,538	72,735
		750,932	1,004,585
Entertainment Services (2.9%)
DIRECTV Corporation	8,000	198,781	401,280

Environmental Services (9.3%)
Stericycle, Inc.	4,500	230,318	419,760
Waste Connection, Inc.	15,000	133,911	506,850
Waste Management, Inc.	10,000	309,300	337,400
		673,529	1,264,010
Financial Services (3.3%)
American Express Company	5,000	231,450	287,400
Western Union Company	12,000	220,229	163,320
		451,679	450,720

	Shares or principal amount	Cost	Market value
Industrial Gases (4.4%)
Praxair, Inc.	5,500	$98,948	$601,976

Medical Products (8.6%)
Abbott Laboratories, Inc.	8,500	48,460	556,750
Medtronic, Inc.	15,000	142,828	615,300
		191,288	1,172,050
Metals and Mining (1.5%)
Freeport-McMoRan Copper & Gold, Inc.	6,000	198,258	205,200

Retail Stores (7.8%)
CVS Caremark Corporation	8,000	233,482	386,800
Wal-Mart Stores, Inc.	10,000	123,000	682,300
		356,482	1,069,100
Technology Related Products (7.2%)
Broadcom Corporation	5,000	176,456	166,050
Cisco Systems, Inc.	11,000	196,641	216,143
Corning, Inc.	12,000	65,522	151,440
EMC Corporation	8,000	221,612	202,400
Intel Corporation	12,000	201,840	247,440
		862,071	983,473
Transportation Services (2.2%)
Southwest Airlines	15,000	128,736	153,600
United Parcel Service, Inc.	2,000	146,177	147,460
		274,913	301,060
Total Common Stocks (91.0%)		$6,393,301	$12,433,968
Other Assets Less Liabilities (9.0%)			$1,226,887
Total Net Assets (100%)			$13,660,855

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements — December 31, 2012

Note 1 - Operations and Summary of Significant Accounting Policies

Nature of Operations

Armstrong Associates, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

Valuation of Securities

The net asset value per share of the Fund is calculated following the close of trading on the New York Stock Exchange (usually 4:00 p.m., New York time) each day the Exchange is open for business.  A security quoted on the New York Stock Exchange Composite Tape or on the NASDAQ National Market is valued at its last sale price reported prior to the time the assets are valued.  A security not quoted on the New York Stock Exchange Composite Tape or the NASDAQ National Market is valued, in the case of an exchange listed security, at the last reported sale price on that exchange where it is quoted prior to the time the assets are valued and, in the case of securities which are not traded or did not trade on an exchange or for which over-the-counter last sale market quotations are not readily available, on the basis of the last current bid price prior to the time the assets are valued.  When market quotations are not available, a security is valued at the fair market value that is determined in line with the framework established under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820-10-35 “Fair Value Measurements”.  Using the fair market value to price securities may result in value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.  Short-term debt securities are carried at cost which approximates market.

Fair Value Measurement

Fair value measurements defines fair value, expands disclosure requirements, and specifies a hierarchy of valuation measurement techniques.  The following are the levels of the hierarchy and a brief description of the type of valuation information (inputs) used to determine the value of the Fund’s investments.

• Level 1: Quoted prices for identical assets in active markets.

• Level 2: Significant inputs other than Level 1 that are based on observable market data. These inputs could include, among other things, quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets and inputs that are observable that are not prices.

• Level 3: Developed from significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

All of the Fund’s investments were classified as Level 1 as of December 31, 2012.

Investment Transactions and Investment Income

Investment transactions are recorded on the trade date basis, and realized gains and losses are calculated using the identified cost method.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded daily on the accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

Distributions

Distributions of ordinary income and/or capital gains to shareholders, when made, normally occur in the fourth quarter of the calendar year.

Note 2 — Investment Advisory, Transfer Agent and Administrative Fees

Portfolios, Inc. (Portfolios) is the investment advisor and transfer agent for the Fund and provides administrative services for the Fund under Investment Advisory, Transfer Agent and Administrative Services Agreements.  An officer and director of Portfolios is also an officer and director of the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays Portfolios a fee of .80% per annum of the average net asset value of the Fund.  For the six months ended December 31, 2012, investment advisory fees to Portfolios amounted to $55,795.  Transfer Agent fees of $4,200, and Administrative Services fees of $8,000, charged in equal monthly installments, were incurred by the Fund for the six months ended December 31, 2012.  At December 31, 2012, the Fund owed Portfolios $11,110 in accrued investment advisory, transfer agent and administrative fees.

In order to effectively limit the expenses of the Fund, the advisor has agreed to reimburse the Fund for all expenses (including the advisory fee but excluding the brokerage commissions, taxes, and interest and extraordinary charges such as litigation costs) incurred by the Fund in any fiscal year in excess of 2% of the first $10 million of average daily net assets; 1.5% of the next $20 million of average daily net assets; and 1% of the remaining average daily net assets.  No reimbursements were required during the six months ended December 31, 2012.

Note 3 — Purchases and Sales of Securities

For the six months ended December 31, 2012, purchases and sales of securities, excluding short-term debt securities and U.S. government obligations, including applicable commissions, totaled $260,555 and $442,996, respectively.

The Fund paid total brokerage commissions aggregating $2,480 in the six months ended December 31, 2012 on purchases and sales of investment securities.  All commissions were paid to unaffiliated broker-dealers.

Note 4 — Federal Income Taxes

As of December 31, 2012, the Fund qualified and intends to continue to qualify each fiscal year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended.  By qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

On December 31, 2012, the cost of investment securities for tax purposes was $6,393,301.  Net unrealized appreciation of investment securities for tax purposes was $6,040,667, consisting of unrealized gains of $6,146,997 on securities that had risen in value since their purchase and $(106,330) in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2012, the tax basis components of distributable earnings were as follows:

2012
Unrealized appreciation	$6,146,997
Unrealized depreciation	(106,330)
Net unrealized appreciation	$6,040,667
Undistributed ordinary income	(32,579)
Undistributed short-term capital gains	—
Undistributed long-term capital gains	10,336

Note 5 — Capital Stock

On December 31, 2012, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $7,858,204. Transactions in capital stock for the six months ended December 31, 2012 and 2011 were as follows:

	2012	2011
Shares bought	$104,533	$33,977
Shares issued as reinvestment of dividends	53,646	8,656
	158,179)	42,633
Shares redeemed	(182,695)	(38,208)
Net increase (decrease) in shares outstanding	$(24,516)	$4,425

Note 6 — Distributions to Shareholders

The tax character of distributions paid during the six months ended December 31, 2012 and 2011 were as follows:

	2012		2011
	Amount	Per share	Amount	Per share
Distributions paid from
Ordinary income	$182,388	$.15	$91,735	$.07
Capital gains	401,253	.33	—	.00
	$583,641	$.48	$91,735	$.07

Officers and Directors

C.K. Lawson
President, Treasurer and Director.

Candace L. Bossay
Vice President and Secretary

George Y. Banks
Director
Retired Partner, Grant Thornton, L.L.P.

Eugene P. Frenkel, M.D.
Director
Professor of Internal Medicine and Radiology
Southwestern Medical School
Cruger S. Ragland Director Retired President, Ragland Insurance Agency, Inc. Ann D. Reed Director Private Investor

Custodian Union Bank San Francisco, California	Transfer Agent Portfolios, Inc. Dallas, Texas	Auditors Travis Wolff & Company L.L.P. Dallas, Texas	Investment Advisor Portfolios, Inc. Dallas, Texas

Proxy Voting Information
Shareholders can obtain a free copy of Armstrong’s proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201, (214) 720-9101, or at the SEC’s website, www.sec.gov.

Armstrong’s Portfolio Information
Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec.gov.  In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is unaudited and is prepared for the information of the shareholders of Armstrong Associates, Inc.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

750 N. St. Paul      Suite 1300      Dallas, Texas 75201-3236
(214) 720-9101      (214) 871-8948 FAX

ITEM 2.	CODE OF ETHICS.

The Registrant adopted a Code of Ethics as of May 17, 1995, amended May 26, 2000 and revised and amended April 6, 2005.  All employees of the Registrant, including the Registrant’s principal executive officer and principal financial officer, are covered by the requirements of the Code of Ethics.

The Code of Ethics was filed on August 31, 2007 with Registrants N-CSR for the June 30, 2007 fiscal year end and is hereby incorporated by reference.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Audit Committee of the Registrant’s Board of Directors (the “Audit Committee”) does not have an “audit committee financial expert”, as defined in Section 407(c) of the Sarbanes-Oxley Act.  The Registrant believes that the experience provided by each member of the Audit Committee provides the Registrant satisfactory oversight for the Registrant’s level of financial and organizational complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees for years ended June 30, 2011 and 2012
The aggregate audit fees billed to the Registrant for professional services rendered by the Registrant’s principal accountant were $9,000 in 2011 and $9,000 in 2012.

(b) Audit-Related Fees

None

(c) Tax Fees

The aggregate tax preparation fees billed for professional services rendered by the principal accountant to the Registrant were $1,500 in 2011 and $1,500 in 2012.

(d) All Other Fees

There were no other fees billed to the Registrant by the principal accountant for 2011 or 2012.

(e)  (1) Pursuant to the Sarbanes-Oxley Act, it is the policy of the Registrant to have all services performed by the Registrant’s principal accountant for the Registrant pre-approved by the Registrant’s Audit Committee.

(2) The items performed in Item 4(b) through (d) were pre-approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  100% of items performed in (b) through (d), above, during 2010 and 2011 were pre-approved by the Registrant’s Audit Committee.

(f) Not Applicable

(g) Aggregate non-audit fees billed by the principal accountant to the Registrant and to the Registrant’s Investment Advisor were $2,500 in 2011 and $2,500 in 2012.

(h) The Registrant’s Audit Committee has considered the amount of the non-audit services that were rendered to the Registrant’s Investment Advisor of $1,000 for 2011 and $1,000 for 2012, respectively, and concluded that the services and the related revenue for such services to the principal account were compatible with the maintenance of the independence of the principal accountant in regard to the audit and tax preparation services provided to the Registrant.

ITEM 5.	NOT APPLICABLE.

ITEM 6.	INCLUDED IN ITEM 1 OF THIS FORM.

ITEM 7.	NOT APPLICABLE.

ITEM 8.	NOT APPLICABLE.

ITEM 9.	NOT APPLICABLE.

ITEM 10.	NOT APPLICABLE.

ITEM 11.	CONTROLS AND PROCEDURES

(a) Based on review and evaluation, the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within the 90 day period proceeding the filing date of this document.

(b) There were no significant changes in the Registrant’s internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2009, through June 30, 2010, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS.

12(a) Certification required by Item 12(a)(2) of Form N-CSR are filed herewith.

12(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By   /s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: February 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: February 1, 2013